Tax Payable - Schedule of Tax Payable (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Tax Payable [Abstract]
Value added tax	¥ 73,804,596		¥ 91,894,179
Corporate income tax	5,374,231		7,246,119
Individual income tax withholding	16,516,542		17,821,617
Urban maintenance and construction tax	712,407		697,134
Stamp duty	735,809		497,445
Total	¥ 97,143,585	$ 14,887,906	¥ 118,156,494